(21) PROVISION FOR TAX, CIVIL AND LABOR RISKS AND ESCROW DEPOSITS	12 Months Ended
Dec. 31, 2018
Provision For Tax Civil And Labor Risks And Escrow Deposits
PROVISION FOR TAX, CIVIL AND LABOR RISKS AND ESCROW DEPOSITS
	December 31, 2018		December 31, 2017
	Provision for tax, civil and labor risks	Escrow Deposits	Provision for tax, civil and labor risks	Escrow Deposits

Labor	219,314	103,760	224,258	122,194

Civil	281,304	99,604	291,388	97,100

Tax
FINSOCIAL	39,727	99,146	33,473	95,903
Income Tax	154,717	401,381	150,020	382,884
Others	195,379	150,472	163,798	140,289
	389,823	650,999	347,291	619,077

Others	88,920	12	98,196	1,620

Total	979,360	854,374	961,134	839,990

The changes in the provision for tax, civil, labor and other risks are shown below:

	December 31, 2017	Additions	Reversals	Payments	Monetary adjustment	December 31, 2018
Labor	224,258	85,081	(42,869)	(79,369)	32,212	219,314
Civil	291,388	122,626	(51,944)	(111,404)	30,638	281,304
Tax	347,291	53,407	(31,414)	(8,078)	28,617	389,823
Others	98,196	23,753	(20,562)	(17,022)	4,551	88,920
Total	961,134	284,867	(146,789)	(215,873)	96,018	979,360

The provision for tax, civil, labor and other risks was based on the assessment of the risks of losing the lawsuits to which the Company and its subsidiaries are parties, where the likelihood of loss is probable in the opinion of the outside legal counselors and the Management of the Group.

The principal pending issues relating to litigation, lawsuits and tax assessments are summarized below:

a)	Labor: The main labor lawsuits relate to claims filed by former employees or labor unions for payment of salary adjustments (overtime, salary parity, severance payments and other claims).
b)	Civil

Bodily injury - refer mainly to claims for indemnities relating to accidents in the Company's electrical grids, damage to consumers, vehicle accidents, etc.

Tariff increase - refer to various claims by industrial consumers as a result of tariff increases imposed by DNAEE Administrative Rules 38 and 45, of February 27 and March 4, 1986, when the “Plano Cruzado” economic plan price freeze was in effect.

c)	Tax

FINSOCIAL - refer to legal challenges of the subsidiary CPFL Paulista of the rate increase and collection of FINSOCIAL. The subsidiary CPFL Paulista filed a termination action to discuss the decision issued in an ordinary suit on the lawfulness of the collection of the increases in FINSOCIAL rates from June 1989 to October 1991, which were declared unconstitutional by the Supreme Federal Court (STF) for companies that are not exclusively providers of services, situation in which the subsidiary is classified, and that therefore the collection should be made at the rate of 0.5%.

At the time the ordinary action was filed, the subsidiary made a full judicial deposit of the FINSOCIAL amount considered due (0.5%) and the increases in its rates (rates of 1%, 1.2% and 2%).

After the final decision of the STF in regard to the termination action of the subsidiary, it was decided that the subsidiary should return to the lower court to prove its condition of seller of goods. Thus, the subsidiary submitted a claim requiring its recognition as such and, consequently, the withdrawal of the judicial deposit on its behalf, in respect of the amount of the increase in rates (amount that exceeds 0.5%). As at December 31, 2018, this claim is pending analysis by the court authorities.

The outside legal counsel and Management classify as (i) probable the likelihood of loss in regard to the deposited amount related to the rate of 0.5%, of R$ 39,727 as at December 31, 2018 and (ii) possible the likelihood of loss in connection with the amount related to the increase in rates of R$ 59,419.

Income Tax - the provision of R$151,811 (R$147,100 at December 31, 2017) recognized by the subsidiary CPFL Piratininga refers to the lawsuit for tax deductibility of CSLL in the determination of corporate income tax - IRPJ.

Other Tax - refer to other lawsuits in progress at the judicial and administrative levels resulting from the subsidiaries' operations, related to tax matters involving INSS, FGTS, SAT and Pis and Cofins.

With regard to Pis and Cofins, the subsidiaries filed a lawsuit to discuss the application of Decree No. 8,426/15, which increased the respective rates levied on finance income from 0% to 4.65%. Having its preliminary injunction to suspend the collection of such taxes accepted, some Group’s companies have since then accrued the amounts that were not paid to the Brazilian Federal Revenue in view of the injunction. As at December 31, 2018, the balance related to this lawsuit is R$ 157,520.

d)	Others: The line item of “others” refers mainly to lawsuits involving regulatory matters.

Possible losses

The Group is party to other lawsuits in which Management, supported by its external legal counselors, believes that the chances of a successful outcome are possible, in compliance with IAS 37, due to a solid defensive position in these cases, therefore no provision was registered. It is not yet possible to predict the outcome of the courts’ decisions or any other decisions in similar proceedings considered probable or remote.

The claims relating to possible losses, at December 31, 2018 and 2017, were as follows:

	Dec 31, 2018	Dec 31, 2017	Main reasons for claims
Labor	786,901	686,538	Work accidents, risk premium for dangerousness at workplace and overtime
Civil	1,630,630	1,178,671	Personal injury, environmental impacts and overfed tariffs
Tax	6,199,589	5,100,151	ICMS, FINSOCIAL, PIS, COFINS, Social Contributions and Income tax
Regulatory	139,593	140,695	Technical, commercial and economic-financial supervisions
Total	8,756,713	7,106,055

(a)	Tax:
(i)	there is a discussion relating to the deductibility for income tax expense recognized in 1997 relating to the commitment assumed in regard to the pension plan of employees of subsidiary CPFL Paulista with Fundação CESP in the estimated amount of R$ 1,226,965, with escrow deposit related of R$ 206,874 and financial guarantees (letter of guarantee and performance bond);
(ii)	In August 2016, the subsidiary CPFL Renováveis received a tax legal proceeding notice in the amount of R$ 327,547 relating to the collection of Withholding Income Tax - IRRF on remuneration of capital gain incurred by parties resident and/or domiciled abroad, arising from the transaction of sale of Jantus SL, in December 2011, which the Company’s management, supported by the opinion of its outside legal counselors, classified the likelihood of a favorable outcome as possible.
(iii)	In 2016, the subsidiary CPFL Geração received a tax legal proceeding notice that, summed up and updated, total R$ 414,470 relating to the collection of Corporate Income Tax - IRPJ and Social Contribution on Profit – CSLL relating to calendar year 2011, calculated on the alleged capital gain identified on the acquisition of ERSA Energias Renováveis S.A. and recording of differences from the fair value remeasurement of SMITA Empreendimentos e Participações S.A., company acquired in a downstream merger, which the Company’s management, supported by its outside legal counselors, classified the likelihood of a favorable outcome as possible.

(b) Labor:

As regards to labor contingencies, there is discussion about the possibility of changing the inflation adjustment index adopted by the Labor Court. Currently there is a decision of the Federal Supreme Court (STF) that suspends the change taken into effect by the Superior Labor Court (TST), which intended to change the index currently adopted by the Labor Court (“TR”), the IPCA-E. The Supreme Court considered that the TST’s decision entailed an unlawful interpretation and was not compliant with the determination of the effects of prior court decisions, violating its competence to decide on a constitutional matter. In view of such decision, and until there is a final decision by the STF, the index currently adopted by the Labor Court (“TR”) remains valid, which has been acknowledged by the TST (Superior Labor Court) in recent decisions. Accordingly, the management of the Group considers the risk of loss as possible and, as this matter still requires definition by the Courts, it is not possible to reliably estimate the amounts involved. Furthermore, in accordance with Law 13,467/17, of November 11, 2017, TR is the index for inflation adjustment used by the Labor Court since the date the law became effective.

Based on the opinion of their external legal advisers, Management of the Group and its subsidiaries consider that the registered amounts represent best estimate.